TRANSACTIONS WITH RELATED PARTIES - Group holds interests in various funds managed by certain of the Group's subsidiaries (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Investment funds
Disclosure of financial assets [line items]
Financial assets		S/ 1,188,652	S/ 249,045
Mutual funds - U.S. dollars [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets	[1]	427,012	38,149
Mutual funds - Bolivianos [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets		138,887	126,722
Mutual funds - Soles [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets		553,947	59,934
Mutual funds - Colombian pesos [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets		67,284	17,475
Mutual funds - Chilean pesos [Member] | Investment funds
Disclosure of financial assets [line items]
Financial assets		1,522	6,765
Restricted mutual funds [Member]
Disclosure of financial assets [line items]
Financial assets		S/ 436,881	S/ 460,086

[1]	The increase in the balance corresponds mainly to the purchase of new participations in mutual funds. See Note 6(a)(iii).